2. REGULATORY FRAMEWORK (Details 4)	12 Months Ended
Dec. 31, 2020 USD ($)
Base and additional remuneration to hydroelectric generators 1 [member]
Disclosure of Regulatory Framework [Line Items]
Technology / Scale	Medium HI Capacity > 120 ≤ 300 MW
Base remuneration (US$ / MW-month)	3,000
Additional remuneration (US$ / MW-month)	$ 1,000
Base and additional remuneration to hydroelectric generators 2 [member]
Disclosure of Regulatory Framework [Line Items]
Technology / Scale	Small HI Capacity > 50 ≤ 120 MW
Base remuneration (US$ / MW-month)	4,500
Additional remuneration (US$ / MW-month)	$ 1,000
Base and additional remuneration to hydroelectric generators 3 [member]
Disclosure of Regulatory Framework [Line Items]
Technology / Scale	Medium Pumped HI Capacity > 120 ≤ 300 MW
Base remuneration (US$ / MW-month)	2,000
Additional remuneration (US$ / MW-month)	$ 500
Base and additional remuneration to hydroelectric generators 4 [member]
Disclosure of Regulatory Framework [Line Items]
Technology / Scale	Renewable HI Capacity ≤ 50 MW
Base remuneration (US$ / MW-month)	8,000
Additional remuneration (US$ / MW-month)	$ 1,000